Right of use assets and lease liabilities - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of use assets and lease liabilities
Lease not yet commences but committed	€ 700,000	€ 396,000
lease modification amounted	(28,000)	1,100,000
Repayment of lease liabilities	1,200,000	900,000
Depreciation right-of-use assets	1,000,000	800,000
Gain/(Loss) on disposal of leases	€ 0	€ 0